PACIFIC SELECT SEPARATE ACCOUNT

The 2013 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street® Core
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I *	$293,573
High Yield Bond Portfolio Class I *		$386,196
Inflation Managed Portfolio Class I *			$698,491
Managed Bond Portfolio Class I *				$1,027,758
Equity Index Portfolio Class I *					$1,211,960
Growth Portfolio Class I *						$389,525
Main Street Core Portfolio Class I *							$504,320
Receivables:
Due from Pacific Life Insurance Company	-	146	-	927	-	-	-
Investments sold	254	-	-	-	-	345	609
Total Assets	293,827	386,342	698,491	1,028,685	1,211,960	389,870	504,929
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	254	-	-	-	-	345	609
Investments purchased	-	146	-	927	-	-	-
Mortality and expense risk fees	156	211	385	557	657	211	274
Other	46	152	126	363	314	46	120
Total Liabilities	456	509	511	1,847	971	602	1,003
NET ASSETS	$293,371	$385,833	$697,980	$1,026,838	$1,210,989	$389,268	$503,926
Units Outstanding	14,232	7,513	14,227	19,219	21,835	8,112	8,773
Accumulation Unit Value	$20.61	$51.36	$49.06	$53.43	$55.46	$47.99	$57.44
Cost of Investments	$293,601	$372,480	$800,716	$1,030,603	$918,459	$444,759	$438,941
Shares Owned in each Portfolio	29,109	60,878	71,310	91,973	34,764	26,695	23,138

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
ASSETS
Investments in mutual funds, at value:
Small-Cap Growth Portfolio Class I *	$18,251
Small-Cap Index Portfolio Class I *		$814,809
Emerging Markets Portfolio Class I *			$464,249
International Value Portfolio Class I *				$590,434
Receivables:
Due from Pacific Life Insurance Company	-	-	770	232
Investment sold	281	361	-	-
Total Assets	18,532	815,170	465,019	590,666
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	281	361	-	-
Investments purchased	-	-	770	6
Mortality and expense risk fees	11	439	252	325
Other	16	264	55	-
Total Liabilities	308	1,064	1,077	331
NET ASSETS	$18,224	$814,106	$463,942	$590,335
Units Outstanding	1,174	45,666	14,054	24,565
Accumulation Unit Value	$15.52	$17.83	$33.01	$24.03
Cost of Investments	$17,287	$592,003	$489,119	$769,931
Shares Owned in each Portfolio	1,646	56,766	32,988	59,419

* Non-income producing investments (see Note 3 in Notes to Financial Statements)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts

	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	920	1,432	2,652	3,598	4,045	1,310	1,692
Net Investment Loss	(920)	(1,432)	(2,652)	(3,598)	(4,045)	(1,310)	(1,692)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	2,139	(765)	359	4,163	(469)	966
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1)	2,139	(765)	359	4,163	(469)	966
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1	1,077	(59,243)	(34,973)	143,018	33,171	50,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($920)	$1,784	($62,660)	($38,212)	$143,136	$31,392	$49,839

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	70	2,704	1,682	2,089
Net Investment Loss	(70)	(2,704)	(1,682)	(2,089)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	387	(264)	759	(739)
Capital gain distributions from mutual fund investments (1)	-	-	-	-
Realized Gain (Loss) on Investments	387	(264)	759	(739)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,367	111,995	(19,192)	15,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,684	$109,027	($20,115)	$12,187

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Cash Management		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($920)	($1,816)	($1,432)	$24,362	($2,652)	$12,347
Realized gain (loss) on investments	(1)	(8)	2,139	227	(765)	125,975
Change in net unrealized appreciation (depreciation) on investments	1	5	1,077	26,940	(59,243)	(71,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	(920)	(1,819)	1,784	51,529	(62,660)	67,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	31,489	14,566	(25,080)	26,007	(22,762)	(10,573)
Policy maintenance charges	(1,937)	(3,984)	(2,567)	(4,816)	(3,115)	(6,513)
Policy benefits and terminations	-	(1,404)	-	(12,866)	-	(27,316)
Other	2,173	1,570	(1,369)	(2,959)	(3,243)	(7,576)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	31,725	10,748	(29,016)	5,366	(29,120)	(51,978)
NET INCREASE (DECREASE) IN NET ASSETS	30,805	8,929	(27,232)	56,895	(91,780)	15,024
NET ASSETS
Beginning of Year or Period	262,566	253,637	413,065	356,170	789,760	774,736
End of Year or Period	$293,371	$262,566	$385,833	$413,065	$697,980	$789,760

	Managed Bond		Equity Index		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,598)	$44,676	($4,045)	$17,503	($1,310)	$738
Realized gain (loss) on investments	359	3,030	4,163	13,694	(469)	118,822
Change in net unrealized appreciation (depreciation) on investments	(34,973)	49,369	143,018	112,137	33,171	(65,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,212)	97,075	143,136	143,334	31,392	53,865
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	31,271	(16,993)	-	(251)	(1,081)	(1,227)
Policy maintenance charges	(5,041)	(11,049)	(3,285)	(6,190)	(904)	(1,712)
Policy benefits and terminations	-	(12,980)	-	(29,507)	-	-
Other	(3,990)	(8,936)	(3,758)	(7,290)	(272)	(83)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	22,240	(49,958)	(7,043)	(43,238)	(2,257)	(3,022)
NET INCREASE (DECREASE) IN NET ASSETS	(15,972)	47,117	136,093	100,096	29,135	50,843
NET ASSETS
Beginning of Year or Period	1,042,810	995,693	1,074,896	974,800	360,133	309,290
End of Year or Period	$1,026,838	$1,042,810	$1,210,989	$1,074,896	$389,268	$360,133

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Main Street Core		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,692)	$1,370	($70)	($135)	($2,704)	$2,465
Realized gain (loss) on investments	966	20,300	387	4,969	(264)	(2,928)
Change in net unrealized appreciation (depreciation) on investments	50,565	48,565	2,367	(1,255)	111,995	102,102
Net Increase in Net Assets Resulting from Operations	49,839	70,235	2,684	3,579	109,027	101,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(4,805)	(901)	(3,855)	(464)	(4,811)	(923)
Policy maintenance charges	(1,787)	(3,502)	(101)	(259)	(3,454)	(6,537)
Policy benefits and terminations	-	(47,636)	-	(14,002)	-	(69,437)
Other	(426)	(2,907)	299	(1,634)	(3,896)	(4,016)
Net Decrease in Net Assets Derived from Policy Transactions	(7,018)	(54,946)	(3,657)	(16,359)	(12,161)	(80,913)
NET INCREASE (DECREASE) IN NET ASSETS	42,821	15,289	(973)	(12,780)	96,866	20,726
NET ASSETS
Beginning of Year or Period	461,105	445,816	19,197	31,977	717,240	696,514
End of Year or Period	$503,926	$461,105	$18,224	$19,197	$814,106	$717,240

	Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,682)	$247	($2,089)	$15,076
Realized gain (loss) on investments	759	55,735	(739)	(3,248)
Change in net unrealized appreciation (depreciation) on investments	(19,192)	33,670	15,015	73,822
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,115)	89,652	12,187	85,650
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	1,231	(3,785)	(1,597)	(5,456)
Policy maintenance charges	(1,902)	(3,885)	(2,309)	(4,526)
Policy benefits and terminations	-	(36,707)	-	-
Other	(2,935)	(7,563)	(3,001)	(3,078)
Net Decrease in Net Assets Derived from Policy Transactions	(3,606)	(51,940)	(6,907)	(13,060)
NET INCREASE (DECREASE) IN NET ASSETS	(23,721)	37,712	5,280	72,590
NET ASSETS
Beginning of Year or Period	487,663	449,951	585,055	512,465
End of Year or Period	$463,942	$487,663	$590,335	$585,055

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
Cash Management
01/01/2013 - 06/30/2013 (Unaudited)	$20.61	14,232	$293,371	0.00%	0.70%	(0.34%	)
2012(4)	20.68	12,694	262,566	0.00%	0.70%	(0.70%	)
2011	20.83	12,177	253,637	0.00%	0.70%	(0.70%	)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%	)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%	)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
High Yield Bond
01/01/2013 - 06/30/2013 (Unaudited)	$51.36	7,513	$385,833	0.00%	0.70%	0.26%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%	)
Inflation Managed
01/01/2013 - 06/30/2013 (Unaudited)	$49.06	14,227	$697,980	0.00%	0.70%	(8.20%	)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%	)
Managed Bond
01/01/2013 - 06/30/2013 (Unaudited)	$53.43	19,219	$1,026,838	0.00%	0.70%	(3.58%	)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%	)
Equity Index
01/01/2013 - 06/30/2013 (Unaudited)	$55.46	21,835	$1,210,989	0.00%	0.70%	13.31%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%	)
Growth
01/01/2013 - 06/30/2013 (Unaudited)	$47.99	8,112	$389,268	0.00%	0.70%	8.73%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%	)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%	)
Main Street Core
01/01/2013 - 06/30/2013 (Unaudited)	$57.44	8,773	$503,926	0.00%	0.70%	10.92%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%	)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%	)
Small-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$15.52	1,174	$18,224	0.00%	0.70%	13.83%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%	)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%	)
Small-Cap Index
01/01/2013 - 06/30/2013 (Unaudited)	$17.83	45,666	$814,106	0.00%	0.70%	15.22%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%	)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%	)

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
Emerging Markets
01/01/2013 - 06/30/2013 (Unaudited)	$33.01	14,054	$463,942	0.00%	0.70%	(4.15%	)
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%	)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%	)
International Value
01/01/2013 - 06/30/2013 (Unaudited)	$24.03	24,565	$590,335	0.00%	0.70%	2.06%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%	)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%	)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total return for periods of less than one full year are not annualized.
(4)	The investment income ratio for the Cash Management Variable Account was less than 0.005% for the year ended December 31, 2012.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2013 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 3) as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth	Small-Cap Index

The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Fund are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of the Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions will be received from any Portfolios in the Fund and recorded by the applicable Variable Accounts in the Statements of Operations after December 31, 2012.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2013, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, from the Fund based on an annual percentage of average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2013 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$37,967	$7,161	Main Street Core	$5,960	$14,626
High Yield Bond	4,557	35,040	Small-Cap Growth	498	4,221
Inflation Managed	4,963	36,893	Small-Cap Index	388	15,128
Managed Bond	31,915	13,383	Emerging Markets	2,146	7,495
Equity Index	-	10,937	International Value	876	9,901
Growth	529	4,075

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2013, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2013 and for the year ended December 31, 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	1,754	(216)	1,538	930	(413)	517
High Yield Bond	84	(635)	(551)	553	(450)	103
Inflation Managed	102	(654)	(552)	164	(1,201)	(1,037)
Managed Bond	564	(165)	399	78	(1,015)	(937)
Equity Index	-	(126)	(126)	-	(934)	(934)
Growth	-	(48)	(48)	23	(91)	(68)
Main Street Core	85	(216)	(131)	284	(1,383)	(1,099)
Small-Cap Growth	19	(253)	(234)	54	(1,275)	(1,221)
Small-Cap Index	-	(689)	(689)	64	(5,621)	(5,557)
Emerging Markets	38	(143)	(105)	40	(1,646)	(1,606)
International Value	-	(282)	(282)	115	(730)	(615)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Report

as of June 30, 2013

• Pacific Select

  Separate Account of

  Pacific Life Insurance Company

Form No.	15-21759-14